CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Operating activities:
Net income (loss)		$ (625)	$ 1,334
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		460	494
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		390	419
Loss on disposal of assets		6	3
Undistributed income of unconsolidated subsidiaries		0	5
Goodwill impairment charge		585	0
Other non-cash items	[1]	276	150
Changes in operating assets and liabilities:
Provisions		(127)	(144)
Deferred income taxes		(245)	(445)
Trade and financing receivables related to sales, net		1,745	55
Inventories, net		753	(1,058)
Trade payables		(543)	(501)
Other assets and liabilities		88	(456)
Net cash provided by (used in) operating activities		2,763	(144)
Investing activities:
Additions to retail receivables		(3,235)	(3,027)
Collections of retail receivables		2,959	3,218
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments		3	10
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments		(229)	(325)
Expenditures for assets under operating leases and assets sold under buy-back commitments		(761)	(944)
Other		(281)	41
Net Cash Provided by (Used in) Investing Activities, Total		(1,544)	(1,027)
Financing activities:
Proceeds from long-term debt		7,510	9,986
Payments of long-term debt		(7,785)	(10,190)
Net increase in other financial liabilities		423	235
Dividends paid		(4)	(280)
Other		0	(45)
Net cash provided by (used in) financing activities		144	(294)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		(3)	(173)
Increase (decrease) in cash and cash equivalents		1,360	(1,638)
Cash and cash equivalents and restricted cash, beginning of year		5,773	5,803
Cash and cash equivalents and restricted cash, end of period		$ 7,133	$ 4,165

[1]	In the nine months ended September 30, 2020, this item includes the pre-tax gain of $268 million from the remeasurement at fair value of the investment in Nikola Corporation.